Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes to the consolidated financial statements
Personnel	€ (9,098)	€ (9,781)
Maintenance and lease	(1,301)	(1,300)
Third-party services	(7,002)	(5,283)
Legal and other professional services	(1,629)	(2,325)
Amortization and depreciation	(3,106)	(2,938)
Other	(1,152)	(2,939)
Total	(23,287)	(24,566)
Salary and salary-related expenses	7,768	7,803
Expenses from share-based payments	€ 1,330	€ 1,978